SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,276,976	$ 1,320,338
Additions	971,666	146,797
Disposals	(201,343)	(190,159)
Property, plant and equipment, ending balance	2,047,299	1,276,976
Accumulated depreciation, beginning balance	747,434	639,537
Charge for the year	266,508	208,965
Disposals	(158,717)	(101,068)
Accumulated depreciation, ending balance	855,225	747,434
Property, plant and equipment	1,192,074	529,542
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	130,328	133,273
Additions	62,145	6,876
Disposals	(28,031)	(9,821)
Property, plant and equipment, ending balance	164,442	130,328
Accumulated depreciation, beginning balance	92,676	58,178
Charge for the year	41,903	37,881
Disposals	(24,246)	(3,383)
Accumulated depreciation, ending balance	110,333	92,676
Property, plant and equipment	54,109	37,652
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	997,416	1,040,192
Additions	908,221	137,562
Disposals	(135,046)	(180,338)
Property, plant and equipment, ending balance	1,770,591	997,416
Accumulated depreciation, beginning balance	591,603	545,403
Charge for the year	205,491	143,885
Disposals	(121,765)	(97,685)
Accumulated depreciation, ending balance	675,329	591,603
Property, plant and equipment	1,095,262	405,813
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	88,889	86,530
Additions	1,300	2,359
Disposals	(38,266)
Property, plant and equipment, ending balance	51,923	88,889
Accumulated depreciation, beginning balance	24,635	6,790
Charge for the year	12,568	17,845
Disposals	(12,706)
Accumulated depreciation, ending balance	24,497	24,635
Property, plant and equipment	27,426	64,254
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	60,343
Additions
Disposals
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	38,520	29,166
Charge for the year	6,546	9,354
Disposals
Accumulated depreciation, ending balance	45,066	38,520
Property, plant and equipment	$ 15,277	$ 21,823